INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2025
Information About Geographic Areas [Abstract]
INFORMATION ABOUT GEOGRAPHIC AREAS

21. INFORMATION ABOUT GEOGRAPHIC AREAS

The following table sets forth long-lived assets by geographical region within our single reporting segment:

December 31,	2025	2024
United States	$1,265,717	$1,222,171
Canada	176,621	155,897
Latin America and the Caribbean	17,961	21,474
Total long-lived assets	$1,460,299	$1,399,542

Long-lived assets consist primarily of goodwill and intangible assets, operating lease ROU assets, our investment in an unconsolidated entity, and property and equipment.